Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	66-0667416
Plan number	006
Current Value	$ 982,607,328
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	765,091,992
Interest Bearing Deposits
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 89,165,972
Investment, Identifier [Axis]: American Balanced Fd-R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,636,422
Current Value	$ 61,382,185
Investment, Identifier [Axis]: BPPR Bank Deposit Open Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	88,881,937
Investment, Identifier [Axis]: BPPR Time Deposit Open Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 284,035
Investment, Identifier [Axis]: Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,271,836
Current Value	$ 16,355,816
Investment, Identifier [Axis]: Franklin U.S. Government Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	801,434
Current Value	$ 4,159,441
Investment, Identifier [Axis]: Impax Funds Series Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,833
Current Value	$ 129,682
Investment, Identifier [Axis]: JP Morgan Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	827,385
Current Value	$ 26,377,041
Investment, Identifier [Axis]: Legg Mason Bw Global Op Bd-Is
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	168,053
Current Value	$ 1,499,031
Investment, Identifier [Axis]: Massmutual Premier Small Cap Opp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	689,871
Current Value	$ 12,114,142
Investment, Identifier [Axis]: Mfs Value Fund-R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	612,555
Current Value	$ 30,572,606
Investment, Identifier [Axis]: Pioneer Large Cap Growth R1 Port
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	977,398
Current Value	$ 38,634,309
Investment, Identifier [Axis]: Popular, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,030,753
Current Value	$ 128,349,364
Investment, Identifier [Axis]: Principal Diversified International Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	843,081
Current Value	$ 14,189,058
Investment, Identifier [Axis]: Principal Lifetime 2015 Selt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,955
Current Value	$ 270,227
Investment, Identifier [Axis]: Principal Lifetime 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,924,134
Current Value	$ 23,320,502
Investment, Identifier [Axis]: Principal Lifetime 2025 Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	604,550
Current Value	$ 6,631,916
Investment, Identifier [Axis]: Principal Lifetime 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,090,773
Current Value	$ 72,747,142
Investment, Identifier [Axis]: Principal Lifetime 2035 Selt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,630,729
Current Value	$ 21,656,080
Investment, Identifier [Axis]: Principal Lifetime 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,030,703
Current Value	$ 83,811,519
Investment, Identifier [Axis]: Principal Lifetime 2045 Intl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,152,315
Current Value	$ 32,801,282
Investment, Identifier [Axis]: Principal Lifetime 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,290,315
Current Value	$ 77,611,798
Investment, Identifier [Axis]: Principal Lifetime 2055 Selt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,276,802
Current Value	$ 39,798,493
Investment, Identifier [Axis]: Principal Lifetime 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,981,427
Current Value	$ 37,290,461
Investment, Identifier [Axis]: Principal Lifetime 2065 Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	384,389
Current Value	$ 6,031,067
Investment, Identifier [Axis]: Principal Lifetime 2070 Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	24,914
Current Value	$ 350,038
Investment, Identifier [Axis]: Principal Lifetime Strategic Income
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,181,143
Current Value	$ 13,689,451
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	87,032
Current Value	$ 13,805,000
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	197,814
Current Value	$ 109,207,237
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	781,014
Current Value	$ 7,630,502
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	321,391
Current Value	$ 13,025,966